UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number:                   811-7420

Exact name of registrant as specified in charter:     Delaware Investments
                                                      Minnesota Municipal
                                                      Income Fund II, Inc.

Address of principal executive offices:               2005 Market Street
                                                      Philadelphia, PA 19103

Name and address of agent for service:                David F. Connor, Esq.
                                                      2005 Market Street
                                                      Philadelphia, PA 19103

Registrant's telephone number, including area code:   (800) 523-1918

Date of fiscal year end:                              March 31

Date of reporting period:                             June 30, 2006

Item 1. Schedule of Investments (Unaudited)

Schedule of Investments (Unaudited)

Delaware Investments Minnesota Municipal Income Fund II, Inc.
_____________________________________________________________

June 30, 2006

                                                                                                       Principal        Market
                                                                                                       Amount           Value
Municipal Bonds - 154.14%

Corporate Revenue Bonds - 9.37%
Anoka County Solid Waste Disposal National Rural Co-Op Utility (United Power Association)
     Series A 6.95% 12/1/08 (AMT)                                                                     $  435,000       $  439,215
Cloquet Pollution Control Revenue (Potlatch Corporation Project)
     5.90% 10/1/26                                                                                     5,500,000        5,579,859
Laurentian Energy Authority I Cogeneration Revenue
     Series A 5.00% 12/1/21                                                                            3,325,000        3,255,275
Minneapolis Art Center Facilities Revenue (Walker Art Center Project)
     5.125% 7/1/21                                                                                     4,250,000        4,357,653
Minneapolis Community Development Agency Supported Development Revenue (Pajor Graphics)
     Series A 6.75% 12/1/25 (LOC - US Bank NA) (AMT)                                                     865,000          912,411
Sartell Environmental Improvement Revenue (International Paper)
     Series A 5.20% 6/1/27                                                                             1,000,000        1,004,050
                                                                                                                        _________

                                                                                                                       15,548,463
                                                                                                                       __________
Education Revenue Bonds - 5.64%
Minnesota State Higher Education Facilities Authority Revenue
     (College of St. Benedict) Series 5-W                                                              2,000,000        2,022,700
     5.00% 3/1/20
     5.25% 3/1/24                                                                                        300,000          306,798
     (St. Catherine College) Series 5-N1 5.375% 10/1/32                                                1,500,000        1,544,775
     (St. Mary's University) Series 5-U 4.80% 10/1/23                                                  1,400,000        1,380,988
     (St. Thomas University) Series 5-Y                                                                1,000,000        1,015,810
     5.00% 10/1/24
     5.25% 10/1/34                                                                                     1,500,000        1,549,365
St. Cloud Housing & Redevelopment Authority Revenue (State University Foundation Project)
     5.00% 5/1/23                                                                                      1,000,000        1,023,030
University of the Virgin Islands Series A 5.375% 6/1/34                                                  500,000          512,975
                                                                                                                          _______

                                                                                                                        9,356,441
                                                                                                                        _________
Electric Revenue Bonds - 18.56%
Chaska Electric Revenue (Generating Facilities) Series A 5.25% 10/1/25                                   250,000          258,780
Minnesota State Municipal Power Agency Series A
     5.00% 10/1/34                                                                                     6,500,000        6,516,055
     5.25% 10/1/19                                                                                     1,610,000        1,679,391
Rochester Electric Utility Revenue 5.25% 12/1/30 (AMBAC)                                                 600,000          620,748
Southern Minnesota Municipal Power Agency Supply System Revenue Series A
     5.00% 1/1/12 (AMBAC)                                                                              1,000,000        1,048,700
     5.25% 1/1/15 (AMBAC)                                                                              1,270,000        1,364,996
     5.25% 1/1/16 (AMBAC)                                                                              1,500,000        1,615,665
& Southern Minnesota Municipal Power Agency Supply System Revenue, Inverse Floater ROLs
     Series II-R-189 7.251% 1/1/15 (AMBAC)                                                             1,500,000        1,724,400
     Series II-R-189-3 6.406% 1/1/14 (AMBAC)                                                           7,000,000        7,988,820
Western Minnesota Municipal Power Agency Supply Revenue
     Series A 5.00% 1/1/30 (MBIA)                                                                      6,790,000        6,908,689
     Series B 5.00% 1/1/15 (MBIA)                                                                      1,000,000        1,057,070
                                                                                                                        _________

                                                                                                                       30,783,314
                                                                                                                       __________
Escrowed to Maturity Bonds - 19.67%
Dakota/Washington Counties Housing & Redevelopment Authority Bloomington
     Mortgage Single Family Residential Revenue
     8.375% 9/1/21 (GNMA) (FHA) (VA) (AMT)                                                             8,055,000       11,363,912
Southern Minnesota Municipal Power Agency Supply System Revenue
     Series A 5.75% 1/1/18                                                                             3,715,000        3,904,837
     Series B 5.50% 1/1/15 (AMBAC)                                                                       390,000          409,976
     Series B 5.75% 1/1/11 (FGIC)                                                                      1,000,000        1,008,890
St. Paul Housing & Redevelopment Authority Sales Tax (Civic Center Project)
     5.55% 11/1/23                                                                                     2,300,000        2,340,227
     5.55% 11/1/23 (MBIA)                                                                              4,200,000        4,338,978
University of Minnesota Hospital & Clinics 6.75% 12/1/16                                               2,580,000        3,039,885

University of Minnesota Series A 5.50% 7/1/21                                                          4,000,000        4,451,960
Western Minnesota Municipal Power Agency Supply Revenue
     Series A 6.625% 1/1/16                                                                            1,535,000        1,767,384
                                                                                                                        _________

                                                                                                                       32,626,049
                                                                                                                       __________
Health Care Revenue Bonds - 19.17%
Bemidji Health Care Facilities First Meeting Revenue (North Country Health Services)
     5.00% 9/1/24 (RADIAN)                                                                             1,500,000        1,517,760
Duluth Economic Development Authority Health Care Facilities Revenue (Benedictine
     Health System - St. Mary's Hospital)
     5.25% 2/15/33                                                                                     5,000,000        5,073,401
Glencoe Minnesota Health Care Facilities Revenue (Glencoe Regional Health Services Project)
     5.00% 4/1/25                                                                                      2,000,000        1,990,940
Minneapolis Health Care System Revenue
     (Allina Health Systems) Series A 5.75% 11/15/32                                                   3,200,000        3,370,080
     (Fairview Health Services) Series D
     5.00% 11/15/30 (AMBAC)                                                                            1,500,000        1,533,150
     5.00% 11/15/34 (AMBAC)                                                                            3,250,000        3,312,205
Minnesota Agricultural & Economic Development Board Revenue (Fairview Health Care System) Series A
     5.75% 11/15/26 (MBIA)                                                                               100,000          104,111
     6.375% 11/15/29                                                                                     195,000          208,203
Rochester Health Care Facilities Revenue
     (Mayo Clinic) 5.00% 11/15/36                                                                      2,000,000        2,030,260
     (Mayo Foundation) Series B 5.50%11/15/27                                                          4,365,000        4,512,057
Shakopee Health Care Facilities Revenue (St. Francis Regional Medical Center)
     5.25% 9/1/34                                                                                      1,560,000        1,585,568
St. Louis Park Health Care Facilities Revenue (Park Nicollet Health Services)
     Series B 5.25% 7/1/30                                                                             1,250,000        1,277,425
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
     (Regions Hospital Project) 5.30% 5/15/28                                                          1,000,000        1,006,260
     (Franciscan Health Project) 5.40% 11/20/42 (GNMA) (FHA)                                           2,700,000        2,781,054
Waconia Health Care Facilities Revenue (Ridgeview Medical Center Project)
     Series A 6.10% 1/1/19 (RADIAN)                                                                    1,405,000        1,491,815
                                                                                                                        _________

                                                                                                                       31,794,289
                                                                                                                       __________
Housing Revenue Bonds - 10.52%
Chanhassen Multifamily Housing Revenue (Heritage Park Apartments Project-Section 8)
     6.20% 7/1/30 (FHA) (AMT)                                                                          1,105,000        1,130,437
Dakota County Housing & Redevelopment Authority Single Family Mortgage Revenue
     Series B 5.85% 10/1/30 (GNMA) (FNMA) (AMT)                                                           28,000           28,500
Harmony Multifamily Housing Revenue Section 8 (Zedakah Foundation Project)
     Series A 5.95% 9/1/20                                                                             1,000,000          878,780
Minneapolis Multifamily Housing Revenue
     (Gaar Scott Loft Project) 5.95% 5/1/30                                                              955,000          984,271
     (Olson Townhomes Project) 6.00% 12/1/19 (AMT)                                                       930,000          930,000
     (Seward Towers Project) 5.00% 5/20/36 (GNMA)                                                      2,000,000        2,044,539
     (Sumner Housing Project) Series A 5.15% 2/20/45 (GNMA) (AMT)                                      3,575,000        3,577,287
Minnesota State Housing Finance Agency Rental Housing
     Series A 5.00% 2/1/35 (AMT)                                                                       1,000,000          994,680
     Series D 5.95% 2/1/18 (MBIA)                                                                        135,000          135,797
Minnesota State Housing Finance Agency Single Family Mortgage Revenue
     Series 1992-C2 6.15% 7/1/23 (AMT)                                                                   920,000          920,718
     Series B 5.35% 1/1/33 (AMT)                                                                       1,780,000        1,803,888
     Series I 5.15% 7/1/38 (AMT)                                                                       1,000,000        1,001,340
     Series J 5.90% 7/1/28 (AMT)                                                                       1,090,000        1,115,299
Southeastern Minnesota Multi-County Housing & Redevelopment Authority (Winona County)
     5.35% 1/1/28                                                                                      1,170,000        1,172,656
Washington County Housing & Redevelopment Authority Governmental Revenue
     (Woodland Park Apartments Project) 4.70% 10/1/32                                                    750,000          734,325
                                                                                                                          _______

                                                                                                                       17,452,517
                                                                                                                       __________
Lease Revenue Bonds - 10.49%
Andover Economic Development Authority Public Facilities Lease Revenue (Andover Community Center)        500,000          511,935
     5.125% 2/1/24
     5.20% 2/1/29                                                                                      1,000,000        1,025,910
Puerto Rico Public Buildings Authority Guaranteed Government Facilities Revenue
     Series D 5.25% 7/1/27                                                                               530,000          540,510
St. Paul Port Authority Lease Revenue
     (Cedar Street Office Building Project)
     5.00% 12/1/22                                                                                     2,385,000        2,450,754
     5.125% 12/1/27                                                                                    1,000,000        1,030,620
     5.25% 12/1/27                                                                                     4,800,000        4,983,696
     (Robert Street Office Building Project)

     5.00% 12/1/27                                                                                     3,045,000        3,115,918
     Series 9 5.25% 12/1/27                                                                            2,000,000        2,084,440
Virginia Housing & Redevelopment Authority Health Care Facility Lease Revenue
     5.25% 10/1/25                                                                                       680,000          684,801
     5.375% 10/1/30                                                                                      965,000          977,555
                                                                                                                          _______

                                                                                                                       17,406,139
                                                                                                                       __________
Local General Obligation Bonds - 25.74%
Centennial Independent School District #012 Series 2002 A 5.00% 2/1/20 (FSA)                             800,000          824,072
Dakota County Community Development Agency Governmental Housing Series A 5.00% 1/1/23                  1,100,000        1,132,626
Elk River Independent School District #728 Series A 5.00% 2/1/16 (FGIC)                                1,500,000        1,576,455
Farmington Independent School District #192
     Series A 5.00% 2/1/23 (FSA)                                                                       2,280,000        2,347,123
     Series B 5.00% 2/1/27 (FSA)                                                                       1,500,000        1,541,565
Hennepin County Regional Railroad Authority 5.00% 12/1/26                                              3,500,000        3,556,525
Hennepin County Series B 5.00% 12/1/18                                                                 2,300,000        2,383,490
Lakeville Independent School District #194 Series A 4.75% 2/1/22 (FSA)                                 2,000,000        2,028,720
Metropolitan Council Waste Water Treatment Series B 5.00% 12/1/21                                      2,000,000        2,080,040
Minneapolis Special School District #001 5.00% 2/1/19 (FSA)                                            1,675,000        1,739,136
Minneapolis Sports Arena Project 5.125% 10/1/20                                                          750,000          762,420
Minneapolis/St. Paul Metropolitan Area Council Series C 5.00% 2/1/22                                   1,000,000        1,030,330
Moorhead Economic Development Authority Tax Increment Series A 5.25% 2/1/25 (MBIA)                     1,000,000        1,048,880
Moorhead Series B 5.00% 2/1/33 (MBIA)                                                                  3,250,000        3,329,203
Morris Independent School District #769 5.00% 2/1/28 (MBIA)                                            3,750,000        3,932,362
Mounds View Independent School District #621 Series A 5.00% 2/1/23 (FSA)                               2,020,000        2,075,207
Princeton Independent School District #477 Series A 5.00% 2/1/24 (FSA)                                 1,000,000        1,032,010
Robbinsdale Independent School District #281 5.00% 2/1/21 (FSA)                                          500,000          514,050
St. Michael Independent School District #885
     5.00% 2/1/22 (FSA)                                                                                2,000,000        2,052,100
     5.00% 2/1/24 (FSA)                                                                                1,125,000        1,151,235
Washington County Housing & Redevelopment Authority Series B
     5.50% 2/1/22 (MBIA)                                                                               1,705,000        1,788,750
     5.50% 2/1/32 (MBIA)                                                                               2,140,000        2,224,765
Willmar (Rice Memorial Hospital Project) 5.00% 2/1/32 (FSA)                                            2,500,000        2,552,600
                                                                                                                        _________

                                                                                                                       42,703,664
                                                                                                                       __________
$ Pre-Refunded Bonds - 15.52%
Chaska Electric Revenue Series A 6.00% 10/1/25-10                                                      1,000,000        1,080,070
Minneapolis Community Development Agency (Limited Tax Supported Common Bond Fund)
     Series G-1 5.70% 12/1/19-11                                                                       1,100,000        1,182,467
     Series G-3 5.45% 12/1/31-11                                                                       1,000,000        1,069,230
Minneapolis Health Care System Revenue (Fairview Health Services)
     Series A 5.625% 5/15/32-12                                                                        2,750,000        2,996,043
Minnesota Agricultural & Economic Development Board Revenue
     (Fairview Health Care System)Series A
     5.75% 11/15/26-07 (MBIA)                                                                          5,450,000        5,695,795
     6.375% 11/15/29-10                                                                                6,105,000        6,722,337
Minnesota State Higher Education Facilities Authority Revenue (St.Thomas University)
     Series 4-A1 5.625% 10/1/21-06                                                                     2,010,000        2,019,105
Puerto Rico Commonwealth 6.00% 7/1/26-07                                                               1,000,000        1,036,540
Puerto Rico Commonwealth Highway & Transportation Authority Transportation Revenue
     Series D 5.25% 7/1/38-12                                                                          1,000,000        1,065,850
Puerto Rico Commonwealth Public Improvement Series A 5.00% 7/1/27-12                                   1,250,000        1,320,563
Puerto Rico Public Buildings Authority Guaranteed Government Facilities Revenue
     Series D 5.25% 7/1/27-12                                                                          1,470,000        1,561,155
                                                                                                                        _________

                                                                                                                       25,749,155
                                                                                                                       __________
Special Tax Revenue Bonds - 1.16%
Minneapolis Community Development Agency Revenue (Limited Tax Supported Common Bond Fund)
     Series 5 5.70% 12/1/27                                                                              375,000          379,238
Minneapolis Development Revenue (Limited Tax Supported Common Bond Fund)
     5.50% 12/1/24 (AMT)                                                                               1,000,000        1,032,240
Virgin Islands Public Finance Authority Revenue (Matching Fund Loan Notes) 5.25% 10/1/23                 500,000          512,985
                                                                                                                          _______

                                                                                                                        1,924,463
                                                                                                                        _________
State General Obligation Bonds - 4.78%
Minnesota State 5.00% 8/1/21                                                                           5,025,000        5,202,734
&Minnesota State, Inverse Floater ROLs 6.893% 11/1/17                                                    570,000          592,355
Puerto Rico Commonwealth Public Improvement Series A 5.50% 7/1/19 (MBIA)                               1,000,000        1,106,470
Puerto Rico Government Development Bank Senior Notes Series B 5.00% 12/1/14                            1,000,000        1,030,230
                                                                                                                        _________

                                                                                                                        7,931,789
                                                                                                                        _________
Transportation Revenue Bonds - 13.52%
Minneapolis/St. Paul Metropolitan Airports Commission Revenue
     Series A 5.00% 1/1/22 (MBIA)                                                                      3,000,000        3,072,720

     Series A 5.00% 1/1/28 (MBIA)                                                                      2,120,000        2,155,870
     Series A 5.00% 1/1/30 (AMBAC)                                                                     2,450,000        2,470,727
     Series A 5.125% 1/1/25 (FGIC)                                                                       900,000          925,983
     Series A 5.25% 1/1/16 (MBIA)                                                                      1,000,000        1,053,100
     Series B 5.00% 1/1/35 (AMBAC)                                                                     2,000,000        2,029,740
     Series B 5.25% 1/1/24 (FGIC)                                                                      1,000,000        1,022,290
     Series C 5.25% 1/1/32 (FGIC)                                                                      6,000,000        6,179,100
St. Paul Housing & Redevelopment Authority Parking Revenue (Block 19 Ramp Project)
     Series A 5.35% 8/1/29 (FSA)                                                                       3,350,000        3,509,192
                                                                                                                        _________

                                                                                                                       22,418,722
                                                                                                                       __________

Total Municipal Bonds (cost $248,692,945)                                                                             255,695,005
                                                                                                                      ___________
Total Market Value of Securities - 154.14%
     (cost $248,692,945)                                                                                              255,695,005

Receivables and Other Assets Net of Liabilities (See Notes) - 3.13%                                                     5,186,537

Liquidation Value of Preferred Stock - (57.27%)                                                                      (95,000,000)
                                                                                                                     ____________

Net Assets Applicable to 11,504,975 Shares Outstanding - 100.00%                                                     $165,881,542
                                                                                                                     ____________

        $ Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."

& An inverse floater bond is a type of bond with variable or floating interest rates that move in the opposite direction of short-term interest rates. Interest rate disclosed is in effect as of June 30, 2006. See Note 3 in "Notes."


Summary of Abbreviations:

AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Administration
FNMA - Insured by Federal National Mortgage Association
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
LOC - Letter of Credit
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance
ROLs - Residual Option Longs
VA - Insured by the Veterans Administration

________________________________________________________________________________

                                      Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Investments
             Minnesota Municipal Income Fund II, Inc. (the "Fund").

Security Valuation - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Directors. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis.

Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares and pays dividends from net investment income monthly and distributions from net realized gain on investments, if any, annually.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

2. Investments

At June 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments                      $248,712,109
                                         ____________

Aggregate unrealized appreciation           8,538,289

Aggregate unrealized depreciation          (1,555,393)
                                         ____________

Net unrealized appreciation              $  6,982,896
                                         ____________

For federal income tax purposes, at March 31, 2006, capital loss carryforwards of $533,589 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $339,543 expires in 2008, $175,804 expires in 2009, $8,416 expires 2010 and $9,826 expires in 2013.


3. Credit and Market Risk

The Fund uses leverage in the form of preferred shares. Leveraging may result in a higher degree of volatility because the Fund's net asset value could be more sensitive to fluctuations in short-term interest rates and changes in market value of portfolio securities attributable to the leverage.

The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund may invest in inverse floating rate securities ("inverse floaters"), a type of derivative tax-exempt obligation with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of inverse floaters will generally be more volatile than other tax-exempt investments. Such securities are identified on the Schedule of Investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding". "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor's Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Directors has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At June 30, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

Item 2. Controls and Procedures.

     The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a -2(a)), exactly as set forth below:

                                   SIGNATURES
                                   __________

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Delaware Investments Minnesota Municipal Income Fund II, Inc.



/s/ Patrick P. Coyne
_____________________

By: Patrick P. Coyne
Title: Chief Executive Officer
Date: August 30, 2006



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



/s/ Patrick P. Coyne
_____________________

By: Patrick P. Coyne
Title: Chief Executive Officer
Date: August 30, 2006



/s/ Michael P. Bishof
_____________________

By: Michael P. Bishof
Title: Chief Financial Officer
Date: August 30, 2006